LONG-TERM DEBT, NET (2020 Credit Facilities) - Additional Information (Detail) $ in Thousands		12 Months Ended
	Apr. 29, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 HKD ($)	May 06, 2020 USD ($)	May 06, 2020 HKD ($)	Apr. 29, 2020 HKD ($)
Long-Term Debt [Line Items]
Total outstanding borrowings		$ 6,599,949	$ 5,700,168
Amount available for future drawdown		$ 1,580,812
2020 Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 1,915,947						$ 14,850,000,000
Term of maturity	5 years
Maturity date		Apr. 29, 2025
Loan commitment fees recognized		$ 10,613	$ 6,022
Total outstanding borrowings		399,693		$ 3,117,000,000	$ 352,189	$ 2,730,000,000
Amount available for future drawdown		$ 1,504,523		$ 11,733,000,000
2020 Credit Facilities [Member] | Maximum [Member] | Revolving Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	2.00%
2020 Credit Facilities [Member] | Minimum [Member] | Revolving Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	1.00%